Note 6 - Risk Management - Guaranteed financial instruments based on IFRS9 (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 213,425,000,000	€ 187,918,000,000
Real Guarantees [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	157,585,000,000	152,454,000,000
Real Guarantees [Member] | Of Which Normal Risk [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	14,983,000,000	14,623,000,000
Real Guarantees [Member] | Of Which Doubtful Risk [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	4,204,000,000	4,590,000,000
Other guarantees [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	55,840,000,000	35,464,000,000
Other guarantees [Member] | Of Which Normal Risk [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	4,239,000,000	3,306,000,000
Other guarantees [Member] | Of Which Doubtful Risk [Member]
Impaired Financial Assets At Amortised Cost Line Items
Impaired Financial Assets At Amortised Cost	€ 559,000,000	€ 542,000,000